PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 534,286,849	$ 77,464,311	¥ 208,373,759
Term deposits-current	208,589,770	30,242,674	95,635,500
Restricted cash	186,340,321	27,016,807	223,971,197
Prepayments and other current assets	205,695,717	29,823,076	56,061,263
Total current assets	2,012,071,029	291,722,878	1,895,914,392
Non-current assets
Term deposits-non-current	20,000,000	2,899,727	35,939,250
Other non-current assets	12,683,090	1,838,875	2,367,064
Total assets	2,536,697,854	367,786,617	2,441,213,413
Current liabilities
Accrued expenses and other current liabilities	192,092,943	27,850,859	198,904,558
Total liabilities	1,226,599,977	177,840,279	1,176,659,223
Shareholders' equity:
Additional paid-in capital	1,915,825,641	277,768,608	1,855,403,759
Accumulated other comprehensive loss	(16,536,686)	(2,397,594)	(51,121,030)
Accumulated deficit	(589,290,822)	(85,439,138)	(539,827,893)
Total shareholders' equity	1,310,097,877	189,946,338	1,264,554,190	¥ 993,374,244	¥ 791,530,220
Total liabilities and shareholders' equity	2,536,697,854	367,786,617	2,441,213,413
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	89,428	12,966	89,038
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	10,316	$ 1,496	10,316
Parent Company | Reportable Legal Entities
Current assets
Cash and cash equivalents	12,375,894		107,768,887
Term deposits-current	208,589,770		95,635,500
Restricted cash	176,204,380		176,141,464
Prepayments and other current assets	12,486,238		8,394,159
Total current assets	409,656,282		387,940,010
Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE's subsidiaries	906,298,879		865,698,047
Term deposits-non-current			15,939,250
Other non-current assets	1,219
Total assets	1,315,956,380		1,269,577,307
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE's subsidiaries	4,262,270		4,262,270
Accrued expenses and other current liabilities	1,596,233		760,847
Total liabilities	5,858,503		5,023,117
Shareholders' equity:
Additional paid-in capital	1,915,825,641		1,855,403,759
Accumulated other comprehensive loss	(16,536,686)		(51,121,030)
Accumulated deficit	(589,290,822)		(539,827,893)
Total shareholders' equity	1,310,097,877		1,264,554,190
Total liabilities and shareholders' equity	1,315,956,380		1,269,577,307
Parent Company | Reportable Legal Entities | Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	89,428		89,038
Parent Company | Reportable Legal Entities | Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	¥ 10,316		¥ 10,316